Concentration of Risk	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Concentration of Risk

Note 16 – Concentration of Risk

a)	Major Customers

For the twelve months ended December 31, 2022, the Company generated total net revenue of $515,348, of which only one customer accounted for 82.7% of our total revenue, amounting to $426,264.

For the twelve months ended December 31, 2023, the Company generated total net revenue of $198,740, of which four customers accounted for 48%, 17%, 14% and 10% of our total revenue, amounting to $176,763.

	For the year ended December 31,
	2023	2022	2023	2022	2023	2022
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$33,554	$30,678	17%	6.0%	$-	$-
Customer B	$19,714	$29,050	10%	5.6%	$-	$-
Customer C	$95,415	$426,264	48%	82.7%	$-	$-
Customer D	$27,081	$29,356	14%	5.7%	$-	$-
Customer E	$14,063	$-	7%	-%	$3,807	$-
Customer F	$8,149	$-	4%	-%	$-	$-
Customer G	$764	$-	0%	-%	$764	$-
Total	$198,740	$515,348	100.0%	100.0%	$4,571	$-

b)	Major Vendors

For the twelve months ended December 31, 2022, the Company incurred cost of revenue of $276,042, of which there was no supplier who accounted for 10% or more of the Company’s purchases nor with significant outstanding payables.

For the twelve months ended December 31, 2023, the Company incurred cost of revenue of $63,350, of which only one supplier accounted for 46% of the Company’s purchases with no significant outstanding payables.

c)	Credit Risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Risks are substantially mitigated as payments are progressive based on work completed.